GOODWILL (Details)	12 Months Ended						1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 31, 2012	Dec. 31, 2010 CNY	Jun. 30, 2009 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] CNY
Goodwill [Line Items]
Percentage of equity interests acquired					9.00%		100.00%
Purchase consideration							100,000,000
Goodwill						45,645,832
Goodwill impairment				45,645,832